Note 1 - Description of Plan (Details Textual) - EBP 43-1804048 003 [Member]	12 Months Ended
	Dec. 31, 2025 USD ($)	Dec. 31, 2024 USD ($)
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, Percentage	75.00%
EBP, Participant Contribution, Pretax, Maximum Annual Compensation to Total Compensation, After-tax, Percentage	25.00%
EBP, Employer Contribution, Matching Percentage	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Percentage	6.00%
EBP, Employer Contribution, Matching Percentage on Qualified Student Loan Payments	100.00%
EBP, Employer Contribution, Participant Compensation Matched, Qualified Student Loan Payments, Percentage	6.00%
EBP, Participant, Years of Service Eligible for Transfer into Participant-directed Investments	3 years
EBP, Participant, Balance Eligible For Transfer to Participant-directed Investments	100.00%
EBP, Participant, Minimum Age for Catch-up Deferral Contributions	50
EBP, Participant Maximum Catch-up Contribution, IRS Limit	$ 7,500
EBP, Participant Maximum Catch-up Contribution, Secure Act	$ 3,750
EBP, Participant, Self Contributions, Vested Percentage	100.00%
EBP, Participant, Percentage Vested Upon Retirement Age, Elimination, Disability, or Death	100.00%
EBP, Participant, Years of Service Until Full Vesting Percentage	5 years
EBP, Minimum Age of Participant to Take In Service Distribution	59.5
EBP, Note Receivable from Participant, Account, Maximum Borrowing, Amount	$ 50,000
EBP, Note Receivable from Participant, Account, Maximum Borrowing, to Total Account, Percentage	50.00%
EBP, Asset Held for Investment, Participant Loan, Variable Rate, Prime	1.00%
EBP, Termination of Plan, Vested Percentage	100.00%
EBP, Forfeited Nonvested Account, Decrease from Administrative Expense	$ 183,015
EBP, Forfeited Nonvested Account, Decrease from Employer Contribution	175,000
EBP, Forfeited Nonvested Account	$ 170,197	$ 122,343
Minimum [Member]
EBP, Participant, Age for Secure Act Contributions	60
EBP, Termination, Vested Balance to Roll Account	$ 1,000
Maximum [Member]
EBP, Participant, Age for Secure Act Contributions	63
EBP, Termination, Vested Balance to Cash Out	$ 1,000
EBP, Termination, Vested Balance to Roll Account	$ 7,000